7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

October 19, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Separate Portfolios Trust
(the “Registrant”)
(File Nos. 333-14111; 811-22025)

Ladies and Gentlemen:

On behalf of Voya Separate Portfolios Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Class I prospectus for the Voya Retirement Solution Funds, dated September 30, 2015, as supplemented October 1, 2015.

The purpose of the filing is to submit the 497(e) filing dated October 1, 2015 in XBRL for the Voya Retirement Solution Funds.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds